PERSONNEL, SOCIAL CHARGES AND BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Schedule of personnel, social charges and benefits
16.b. Breakdown

	12.31.2025	12.31.2024
Social charges and benefits	645,291	614,595
Profit sharing	533,219	514,902
Share-based payment plans (Note 30.)	154,736	126,019
Salaries and wages	94,518	46,747
Other	31,611	11,650
Total	1,459,375	1,313,913

Current	1,346,202	1,238,452
Non-current	113,173	75,461